Schedule of loss carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deductible temporary differences	$ 119,456	$ 103,894
Tax losses	27,663	24,204
Loss carryforwards	$ 147,119	$ 128,098